McMorgan Funds
One Bush Street, Suite 800
San Francisco, CA 94104
October 30, 2007
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	McMorgan Funds. (the “Registrant”) Registration Numbers: 033-757081 and 811-08370
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the above Registrant hereby certifies that the Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 28 under the Investment Company Act of 1940, as amended, that were filed electronically on October 26, 2007.
Please direct any questions concerning the filing to the undersigned at (973) 394-4447.
Sincerely,
/s/ Jeffrey A. Engelsman
Jeffrey A. Engelsman
Assistant Secretary